Debt - Additional Information (Details) - Credit Agreement - USD ($)		12 Months Ended
	Jul. 19, 2021	Dec. 31, 2021
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 410,000,000
Secured Debt
Debt Instrument [Line Items]
Face amount of debt	350,000,000
Payments of line of credit proceeds to former parent	16,500,000
Basis spread on variable rate		3.00%
LIBOR floor		0.50%
Margin is subject to reductions based on our first lien net leverage ratio, percentage		1.75%
Quarterly periodic payment, as a percentage of original principal		0.25%
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 60,000,000
Margin is subject to reductions based on our first lien net leverage ratio, percentage		2.75%
Commitment fee percentage		0.375%
Covenant, commitment fee percentage, net leverage ratio, reduction per annum		0.25%
Covenant, leverage ratio, maximum		7.50
Covenant, borrowing percentage of commitments, maximum		35.00%
Revolving Credit Facility | Line of Credit | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate		3.00%
Revolving Credit Facility | Line of Credit | Eurodollar
Debt Instrument [Line Items]
Basis spread on variable rate		3.00%
LIBOR floor		0.00%
Revolving Credit Facility | Line of Credit | US Dollars
Debt Instrument [Line Items]
LIBOR floor		0.00%